EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus dated October 8, 2013, for Legg Mason BW Global High Yield Fund, a series of Legg Mason Global Asset Management Trust, which was filed with the Securities and Exchange Commission on October 8, 2013 (Accession No. 0001193125-13-394186) in definitive form.